CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash (includes restricted cash of $875 and $875 as of March 31, 2022 and December 31, 2021)	$ 95,534	$ 115,174	$ 27,412	$ 5,998	$ 2,446
Accounts receivable	24,513	20,007		17,146
Other receivables	1,279	1,237		113
Inventories, net	7,770	6,438		4,354
Prepaid expenses	10,744	11,200		2,109
Total current assets	139,840	154,056		29,720
Property and equipment, net	4,909	4,192		2,104
Intangible assets, net	17,572	18,245		19,516
Goodwill	26,626	26,626		14,227
Other assets	332	320		122
Total assets	206,512	203,439	203,439	65,689
Current portion of long-term debt
Current portion of long-term debt	0	183		5,368
Accounts payable	12,596	15,559		12,643
Income taxes payable	132	132		1,144
Accrued expenses and other current liabilities	14,516	13,924		9,452
Total current liabilities	31,521	29,798		28,607
Derivative warrant liabilities	3,654	2,193
Derivative earnout liabilities	20,578	60,018
Long-term debt, net of unamortized debt issuance costs and current portion		0		6,561
Other non-current liabilities	3,801	6,900		807
Deferred income taxes liability	551	371		1,613
Total liabilities	74,514	99,280		37,588
Commitments and contingencies (Note 15)
Stockholders' deficit:
TOI Common shares, $0.0001 par value, Authorized 500,000,000 shares; 73,249,042 shares issued and outstanding at December 31, 2021	7	7		6
TOI Convertible Series A Common Equivalent Preferred Shares, $0.0001 par value. Authorized 10,000,000 shares; 163,510 shares issued and outstanding at December 31, 2021	0	0		0
Additional paid-in capital	175,939	167,386		80,402
Accumulated deficit	(43,948)	(63,234)		(52,307)
Total stockholders' equity	131,998	104,159	$ 47,146	28,101	$ (5,921)
Total liabilities, cumulative preferred shares and stockholders' equity	$ 206,512	$ 203,439		$ 65,689